Cash and Bank Balances (Details)	Dec. 31, 2022
Top of range [member]
Cash and Bank Balances (Details) [Line Items]
Bank overdrafts interest	7.00%
Bottom of range [member]
Cash and Bank Balances (Details) [Line Items]
Bank overdrafts interest	10.00%